Schedule of Movement Of The Company's EE Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Intangible exploration and evaluation assets	$ 26,612,758	$ 21,442,032	$ 12,077,584
Exploration And Evaluation Expenditure	7,818,048	7,976,506	9,364,448
Disposal due to termination of property agreements	(1,450,319)	(2,805,780)	0
Intangible exploration and evaluation assets	$ 32,980,487	$ 26,612,758	$ 21,442,032